UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.30%
Actual		$ 1,000.00	$ 1,086.40	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.55%
Actual		$ 1,000.00	$ 1,085.50	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.20	$ 7.80
Class B	2.05%
Actual		$ 1,000.00	$ 1,081.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Class C	2.05%
Actual		$ 1,000.00	$ 1,081.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,088.20	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.9	3.1
Heckmann Corp.	2.4	2.0
CF Industries Holdings, Inc.	2.4	0.0
Lennox International, Inc.	2.3	1.1
Agilent Technologies, Inc.	2.2	2.2
Cyberonics, Inc.	2.2	2.3
Regions Financial Corp.	2.1	0.0
Juniper Networks, Inc.	2.0	2.0
SunTrust Banks, Inc.	2.0	0.6
Fluor Corp.	2.0	1.0
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	25.9
Health Care	16.4	18.0
Consumer Discretionary	15.6	19.8
Industrials	15.2	12.9
Energy	8.5	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 98.2%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	11.1%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.4%
DeVry, Inc.	6,819	$ 392,024
Strayer Education, Inc. (c)	1,600	384,000
		776,024
Hotels, Restaurants & Leisure - 3.1%
International Game Technology	8,600	168,302
Las Vegas Sands Corp. (a)(c)	22,050	517,734
Starbucks Corp.	12,545	324,790
		1,010,826
Internet & Catalog Retail - 1.0%
Expedia, Inc.	14,285	307,985
Media - 1.2%
Discovery Communications, Inc. (a)	10,066	379,086
Multiline Retail - 1.3%
Dollar General Corp.	13,800	417,174
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	8,004	286,783
Ross Stores, Inc.	5,881	308,164
Urban Outfitters, Inc. (a)	10,219	370,950
		965,897
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	12,107	330,279
Polo Ralph Lauren Corp. Class A	4,000	347,440
Warnaco Group, Inc. (a)	7,909	336,844
		1,014,563
TOTAL CONSUMER DISCRETIONARY		4,871,555
CONSUMER STAPLES - 7.1%
Beverages - 3.4%
Heckmann Corp. (a)(c)	145,549	777,232
Molson Coors Brewing Co. Class B	7,846	322,000
		1,099,232
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	9,737	480,229
Origin Agritech Ltd. (a)	26,800	248,972
		729,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	6,271	$ 448,314
TOTAL CONSUMER STAPLES		2,276,747
ENERGY - 8.5%
Energy Equipment & Services - 4.8%
Dresser-Rand Group, Inc. (a)	10,253	326,353
Exterran Holdings, Inc. (a)	14,163	361,157
Helmerich & Payne, Inc.	14,611	550,542
Weatherford International Ltd. (a)	21,836	308,324
		1,546,376
Oil, Gas & Consumable Fuels - 3.7%
Denbury Resources, Inc. (a)	18,297	300,986
EXCO Resources, Inc.	32,300	557,175
Legacy Oil + Gas, Inc. (a)	13,300	149,506
Penn West Energy Trust	8,800	172,374
		1,180,041
TOTAL ENERGY		2,726,417
FINANCIALS - 7.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	6,290	318,714
Commercial Banks - 4.1%
Regions Financial Corp.	86,175	657,515
SunTrust Banks, Inc.	24,172	651,435
		1,308,950
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	9,540	282,861
Insurance - 0.5%
Hanover Insurance Group, Inc.	3,900	169,650
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	50,310	171,009
TOTAL FINANCIALS		2,251,184
HEALTH CARE - 16.4%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	6,615	330,948
Alnylam Pharmaceuticals, Inc. (a)	5,500	86,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	23,600	$ 166,852
Dendreon Corp. (a)	3,245	140,833
Human Genome Sciences, Inc. (a)	5,800	143,608
InterMune, Inc. (a)	9,700	87,688
Isis Pharmaceuticals, Inc. (a)	14,966	137,687
Vertex Pharmaceuticals, Inc. (a)	4,223	146,074
		1,240,590
Health Care Equipment & Supplies - 11.4%
ArthroCare Corp. (a)	42,672	1,254,982
Cyberonics, Inc. (a)	39,407	691,987
Edwards Lifesciences Corp. (a)	7,122	359,875
Hill-Rom Holdings, Inc.	11,047	307,990
Inverness Medical Innovations, Inc. (a)	8,774	305,423
NuVasive, Inc. (a)(c)	11,018	432,677
St. Jude Medical, Inc. (a)	8,600	321,124
		3,674,058
Health Care Technology - 1.1%
Cerner Corp. (a)	4,091	342,458
TOTAL HEALTH CARE		5,257,106
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	2,800	326,760
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	6,000	348,660
Building Products - 2.3%
Lennox International, Inc.	16,400	733,900
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	5,996	351,486
Construction & Engineering - 3.3%
Fluor Corp.	13,735	644,446
Jacobs Engineering Group, Inc. (a)	10,000	417,600
		1,062,046
Machinery - 5.7%
Bucyrus International, Inc. Class A	6,860	367,422
Cummins, Inc.	2,400	163,152
Flowserve Corp.	3,400	323,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	14,800	$ 552,188
Joy Global, Inc.	8,524	434,724
		1,840,826
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	237,074
TOTAL INDUSTRIALS		4,900,752
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	24,495	652,057
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	8,027	374,219
Electronic Equipment & Components - 3.9%
Agilent Technologies, Inc. (a)	21,958	710,561
Avnet, Inc. (a)	12,500	359,000
Maxwell Technologies, Inc. (a)(c)	14,574	172,702
		1,242,263
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	9,400	373,368
IT Services - 0.6%
Genpact Ltd. (a)	11,000	185,790
Semiconductors & Semiconductor Equipment - 8.4%
Altera Corp.	13,132	309,521
ASM International NV (NASDAQ) unit (a)	14,430	297,547
ASML Holding NV (NY Shares)	10,300	291,078
KLA-Tencor Corp.	9,766	300,500
Lam Research Corp. (a)	4,661	176,465
Marvell Technology Group Ltd. (a)	18,380	348,852
MEMC Electronic Materials, Inc. (a)	14,200	161,170
National Semiconductor Corp.	11,400	160,170
Teradyne, Inc. (a)	28,240	310,075
Xilinx, Inc.	14,100	344,745
		2,700,123
Software - 4.6%
Adobe Systems, Inc. (a)	9,600	307,968
ANSYS, Inc. (a)	7,664	335,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	19,493	$ 496,532
Informatica Corp. (a)	13,742	354,544
		1,494,191
TOTAL INFORMATION TECHNOLOGY		7,022,011
MATERIALS - 6.5%
Chemicals - 6.5%
CF Industries Holdings, Inc.	11,300	775,067
Ecolab, Inc.	6,713	317,055
Intrepid Potash, Inc. (a)(c)	13,900	342,774
The Mosaic Co.	13,929	643,102
		2,077,998
TOTAL COMMON STOCKS (Cost $31,965,226)		31,383,770
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Cost $136,001)	3,099	134,741
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.23% (d)	896,495	896,495
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,256,825	1,256,825
TOTAL MONEY MARKET FUNDS (Cost $2,153,320)		2,153,320
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $34,254,547)		33,671,831
NET OTHER ASSETS - (4.9)%		(1,576,759)
NET ASSETS - 100%		$ 32,095,072
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442
Fidelity Securities Lending Cash Central Fund	7,913
Total	$ 8,355
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Netherlands	1.8%
Ireland	1.7%
Bermuda	1.7%
United Kingdom	1.5%
Canada	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $13,275,370 of which $13,020,263 and $255,107 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,203,641) - See accompanying schedule: Unaffiliated issuers (cost $32,101,227)	$ 31,518,511
Fidelity Central Funds (cost $2,153,320)	2,153,320
Total Investments (cost $34,254,547)		$ 33,671,831
Receivable for investments sold		453,920
Receivable for fund shares sold		47,479
Dividends receivable		22,918
Distributions receivable from Fidelity Central Funds		774
Prepaid expenses		27
Receivable from investment adviser for expense reductions		933
Other receivables		1,397
Total assets		34,199,279

Liabilities
Payable for investments purchased	$ 726,715
Payable for fund shares redeemed	56,033
Accrued management fee	10,687
Distribution fees payable	14,895
Other affiliated payables	9,917
Other payables and accrued expenses	29,135
Collateral on securities loaned, at value	1,256,825
Total liabilities		2,104,207

Net Assets		$ 32,095,072
Net Assets consist of:
Paid in capital		$ 42,909,557
Accumulated net investment loss		(167,848)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,062,993)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,644)
Net Assets		$ 32,095,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,105,049 ÷ 1,294,931 shares)	$ 7.80

Maximum offering price per share (100/94.25 of $7.80)	$ 8.28
Class T: Net Asset Value and redemption price per share ($13,295,534 ÷ 1,745,040 shares)	$ 7.62

Maximum offering price per share (100/96.50 of $7.62)	$ 7.90
Class B: Net Asset Value and offering price per share ($3,231,118 ÷ 443,147 shares)A	$ 7.29

Class C: Net Asset Value and offering price per share ($5,066,277 ÷ 694,592 shares)A	$ 7.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($397,094 ÷ 49,535 shares)	$ 8.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 83,514
Interest		2
Income from Fidelity Central Funds (including $7,913 from security lending)		8,355
Total income		91,871

Expenses
Management fee Basic fee	$ 99,681
Performance adjustment	(32,272)
Transfer agent fees	56,798
Distribution fees	89,547
Accounting and security lending fees	6,494
Custodian fees and expenses	6,783
Independent trustees' compensation	87
Registration fees	32,623
Audit	30,049
Legal	115
Miscellaneous	217
Total expenses before reductions	290,122
Expense reductions	(30,403)	259,719
Net investment income (loss)		(167,848)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,558,039
Foreign currency transactions	(1,074)
Capital gain distributions from Fidelity Central Fund	25
Total net realized gain (loss)		3,556,990
Change in net unrealized appreciation (depreciation) on: Investment securities	(867,920)
Assets and liabilities in foreign currencies	381
Total change in net unrealized appreciation (depreciation)		(867,539)
Net gain (loss)		2,689,451
Net increase (decrease) in net assets resulting from operations		$ 2,521,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (167,848)	$ (238,560)
Net realized gain (loss)	3,556,990	1,507,993
Change in net unrealized appreciation (depreciation)	(867,539)	7,214,841
Net increase (decrease) in net assets resulting from operations	2,521,603	8,484,274
Share transactions - net increase (decrease)	(495,878)	(1,538,278)
Total increase (decrease) in net assets	2,025,725	6,945,996

Net Assets
Beginning of period	30,069,347	23,123,351
End of period (including accumulated net investment loss of $167,848 and $0, respectively)	$ 32,095,072	$ 30,069,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04) H	(.02) I	(.10)	(.05) J	(.06) K
Net realized and unrealized gain (loss)	.65	1.90	(5.44)	1.62	1.16	.87
Total from investment operations	.62	1.86	(5.46)	1.52	1.11	.81
Distributions from net realized gain	-	-	(1.27)	-	-	-
Net asset value, end of period	$ 7.80	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42
Total Return B, C, D	8.64%	34.96%	(50.65)%	14.43%	11.78%	9.41%
Ratios to Average Net Assets F, L
Expenses before reductions	1.45% A	1.68%	1.63%	1.53%	1.62%	1.60%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.30%	1.33%
Expenses net of all reductions	1.29% A	1.28%	1.28%	1.29%	1.28%	1.25%
Net investment income (loss)	(.73)% A	(.58)% H	(.21)% I	(.85)%	(.56)% J	(.63)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,105	$ 9,369	$ 6,492	$ 12,665	$ 10,123	$ 7,206
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.04) I	(.12)	(.08) J	(.08) K
Net realized and unrealized gain (loss)	.64	1.86	(5.34)	1.59	1.15	.85
Total from investment operations	.60	1.81	(5.38)	1.47	1.07	.77
Distributions from net realized gain	-	-	(1.24)	-	-	-
Net asset value, end of period	$ 7.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29
Total Return B, C, D	8.55%	34.74%	(50.81)%	14.19%	11.52%	9.04%
Ratios to Average Net Assets F, L
Expenses before reductions	1.75% A	2.04%	1.94%	1.88%	1.95%	1.93%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.55%	1.58%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.50%
Net investment income (loss)	(.98)% A	(.83)% H	(.46)% I	(1.10)%	(.81)% J	(.88)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,296	$ 12,462	$ 9,388	$ 19,144	$ 16,957	$ 16,331
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.17)	(.12) J	(.12) K
Net realized and unrealized gain (loss)	.60	1.80	(5.17)	1.55	1.11	.83
Total from investment operations	.55	1.72	(5.25)	1.38	.99	.71
Distributions from net realized gain	-	-	(1.17)	-	-	-
Net asset value, end of period	$ 7.29	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07
Total Return B, C, D	8.16%	34.26%	(51.11)%	13.72%	10.92%	8.49%
Ratios to Average Net Assets F, L
Expenses before reductions	2.21% A	2.47%	2.39%	2.28%	2.36%	2.35%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.09%
Expenses net of all reductions	2.04% A	2.03%	2.04%	2.04%	2.03%	2.00%
Net investment income (loss)	(1.48)% A	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J	(1.38)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,231	$ 3,272	$ 3,203	$ 9,082	$ 9,106	$ 9,237
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.18)	(.12) J	(.12) K
Net realized and unrealized gain (loss)	.60	1.79	(5.15)	1.55	1.12	.83
Total from investment operations	.55	1.71	(5.23)	1.37	1.00	.71
Distributions from net realized gain	-	-	(1.19)	-	-	-
Net asset value, end of period	$ 7.29	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08
Total Return B, C, D	8.16%	34.00%	(50.99)%	13.59%	11.01%	8.48%
Ratios to Average Net Assets F, L
Expenses before reductions	2.20% A	2.47%	2.38%	2.28%	2.36%	2.34%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.09%
Expenses net of all reductions	2.04% A	2.03%	2.04%	2.04%	2.03%	2.01%
Net investment income (loss)	(1.48)% A	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J	(1.38)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,066	$ 4,603	$ 3,703	$ 8,270	$ 7,039	$ 7,791
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73
Income from Investment Operations
Net investment income (loss) D	(.02)	(.02) G	- H, L	(.07)	(.03) I	(.03) J
Net realized and unrealized gain (loss)	.67	1.95	(5.57)	1.66	1.18	.87
Total from investment operations	.65	1.93	(5.57)	1.59	1.15	.84
Distributions from net realized gain	-	-	(1.30)	-	-	-
Net asset value, end of period	$ 8.02	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57
Total Return B, C	8.82%	35.48%	(50.59)%	14.83%	12.02%	9.62%
Ratios to Average Net Assets E, K
Expenses before reductions	1.12% A	1.43%	1.33%	1.20%	1.27%	1.28%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05%	1.09%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.04%	1.04%	1.01%
Net investment income (loss)	(.48)% A	(.33)% G	.04% H	(.60)%	(.31)% I	(.38)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 362	$ 338	$ 959	$ 785	$ 522
Portfolio turnover rate F	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,603,602
Gross unrealized depreciation	(3,433,446)
Net unrealized appreciation (depreciation)	$ (829,844)

Tax cost	$ 34,501,675

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,884,569 and $22,856,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,811	$ 72
Class T	.25%	.25%	34,038	263
Class B	.75%	.25%	17,352	13,039
Class C	.75%	.25%	25,346	1,812
			$ 89,547	$ 15,186

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,385
Class T	3,833
Class B*	2,616
Class C*	327
$ 9,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,652.32
Class T	25,759.38
Class B	5,661.33
Class C	8,253.33
Institutional Class	473.25
	$ 56,798

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 7,666
Class T	1.55%	13,857
Class B	2.05%	2,655
Class C	2.05%	3,792
Institutional Class	1.05%	135
		$ 28,105

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,298 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	143,892	919,629	$ 1,146,678	$ 5,364,593
Shares redeemed	(153,085)	(836,417)	(1,207,199)	(5,478,370)
Net increase (decrease)	(9,193)	83,212	$ (60,521)	$ (113,777)
Class T
Shares sold	176,953	499,135	$ 1,370,461	$ 2,905,838
Shares redeemed	(206,336)	(526,092)	(1,593,658)	(3,087,818)
Net increase (decrease)	(29,383)	(26,957)	$ (223,197)	$ (181,980)
Class B
Shares sold	31,794	74,281	$ 238,755	$ 415,963
Shares redeemed	(74,267)	(226,154)	(557,027)	(1,258,027)
Net increase (decrease)	(42,473)	(151,873)	$ (318,272)	$ (842,064)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class C
Shares sold	68,861	121,963	$ 518,702	$ 694,512
Shares redeemed	(57,249)	(175,649)	(421,436)	(983,972)
Net increase (decrease)	11,612	(53,686)	$ 97,266	$ (289,460)
Institutional Class
Shares sold	13,510	35,462	$ 113,417	$ 217,841
Shares redeemed	(13,137)	(48,406)	(104,571)	(328,838)
Net increase (decrease)	373	(12,944)	$ 8,846	$ (110,997)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0710
1.786773.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.30%
Actual		$ 1,000.00	$ 1,086.40	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class T	1.55%
Actual		$ 1,000.00	$ 1,085.50	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.20	$ 7.80
Class B	2.05%
Actual		$ 1,000.00	$ 1,081.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Class C	2.05%
Actual		$ 1,000.00	$ 1,081.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.71	$ 10.30
Institutional Class	1.05%
Actual		$ 1,000.00	$ 1,088.20	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.9	3.1
Heckmann Corp.	2.4	2.0
CF Industries Holdings, Inc.	2.4	0.0
Lennox International, Inc.	2.3	1.1
Agilent Technologies, Inc.	2.2	2.2
Cyberonics, Inc.	2.2	2.3
Regions Financial Corp.	2.1	0.0
Juniper Networks, Inc.	2.0	2.0
SunTrust Banks, Inc.	2.0	0.6
Fluor Corp.	2.0	1.0
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.9	25.9
Health Care	16.4	18.0
Consumer Discretionary	15.6	19.8
Industrials	15.2	12.9
Energy	8.5	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 98.2%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	11.1%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.4%
DeVry, Inc.	6,819	$ 392,024
Strayer Education, Inc. (c)	1,600	384,000
		776,024
Hotels, Restaurants & Leisure - 3.1%
International Game Technology	8,600	168,302
Las Vegas Sands Corp. (a)(c)	22,050	517,734
Starbucks Corp.	12,545	324,790
		1,010,826
Internet & Catalog Retail - 1.0%
Expedia, Inc.	14,285	307,985
Media - 1.2%
Discovery Communications, Inc. (a)	10,066	379,086
Multiline Retail - 1.3%
Dollar General Corp.	13,800	417,174
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	8,004	286,783
Ross Stores, Inc.	5,881	308,164
Urban Outfitters, Inc. (a)	10,219	370,950
		965,897
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	12,107	330,279
Polo Ralph Lauren Corp. Class A	4,000	347,440
Warnaco Group, Inc. (a)	7,909	336,844
		1,014,563
TOTAL CONSUMER DISCRETIONARY		4,871,555
CONSUMER STAPLES - 7.1%
Beverages - 3.4%
Heckmann Corp. (a)(c)	145,549	777,232
Molson Coors Brewing Co. Class B	7,846	322,000
		1,099,232
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	9,737	480,229
Origin Agritech Ltd. (a)	26,800	248,972
		729,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	6,271	$ 448,314
TOTAL CONSUMER STAPLES		2,276,747
ENERGY - 8.5%
Energy Equipment & Services - 4.8%
Dresser-Rand Group, Inc. (a)	10,253	326,353
Exterran Holdings, Inc. (a)	14,163	361,157
Helmerich & Payne, Inc.	14,611	550,542
Weatherford International Ltd. (a)	21,836	308,324
		1,546,376
Oil, Gas & Consumable Fuels - 3.7%
Denbury Resources, Inc. (a)	18,297	300,986
EXCO Resources, Inc.	32,300	557,175
Legacy Oil + Gas, Inc. (a)	13,300	149,506
Penn West Energy Trust	8,800	172,374
		1,180,041
TOTAL ENERGY		2,726,417
FINANCIALS - 7.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	6,290	318,714
Commercial Banks - 4.1%
Regions Financial Corp.	86,175	657,515
SunTrust Banks, Inc.	24,172	651,435
		1,308,950
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	9,540	282,861
Insurance - 0.5%
Hanover Insurance Group, Inc.	3,900	169,650
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	50,310	171,009
TOTAL FINANCIALS		2,251,184
HEALTH CARE - 16.4%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	6,615	330,948
Alnylam Pharmaceuticals, Inc. (a)	5,500	86,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	23,600	$ 166,852
Dendreon Corp. (a)	3,245	140,833
Human Genome Sciences, Inc. (a)	5,800	143,608
InterMune, Inc. (a)	9,700	87,688
Isis Pharmaceuticals, Inc. (a)	14,966	137,687
Vertex Pharmaceuticals, Inc. (a)	4,223	146,074
		1,240,590
Health Care Equipment & Supplies - 11.4%
ArthroCare Corp. (a)	42,672	1,254,982
Cyberonics, Inc. (a)	39,407	691,987
Edwards Lifesciences Corp. (a)	7,122	359,875
Hill-Rom Holdings, Inc.	11,047	307,990
Inverness Medical Innovations, Inc. (a)	8,774	305,423
NuVasive, Inc. (a)(c)	11,018	432,677
St. Jude Medical, Inc. (a)	8,600	321,124
		3,674,058
Health Care Technology - 1.1%
Cerner Corp. (a)	4,091	342,458
TOTAL HEALTH CARE		5,257,106
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	2,800	326,760
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	6,000	348,660
Building Products - 2.3%
Lennox International, Inc.	16,400	733,900
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	5,996	351,486
Construction & Engineering - 3.3%
Fluor Corp.	13,735	644,446
Jacobs Engineering Group, Inc. (a)	10,000	417,600
		1,062,046
Machinery - 5.7%
Bucyrus International, Inc. Class A	6,860	367,422
Cummins, Inc.	2,400	163,152
Flowserve Corp.	3,400	323,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	14,800	$ 552,188
Joy Global, Inc.	8,524	434,724
		1,840,826
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	237,074
TOTAL INDUSTRIALS		4,900,752
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	24,495	652,057
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	8,027	374,219
Electronic Equipment & Components - 3.9%
Agilent Technologies, Inc. (a)	21,958	710,561
Avnet, Inc. (a)	12,500	359,000
Maxwell Technologies, Inc. (a)(c)	14,574	172,702
		1,242,263
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	9,400	373,368
IT Services - 0.6%
Genpact Ltd. (a)	11,000	185,790
Semiconductors & Semiconductor Equipment - 8.4%
Altera Corp.	13,132	309,521
ASM International NV (NASDAQ) unit (a)	14,430	297,547
ASML Holding NV (NY Shares)	10,300	291,078
KLA-Tencor Corp.	9,766	300,500
Lam Research Corp. (a)	4,661	176,465
Marvell Technology Group Ltd. (a)	18,380	348,852
MEMC Electronic Materials, Inc. (a)	14,200	161,170
National Semiconductor Corp.	11,400	160,170
Teradyne, Inc. (a)	28,240	310,075
Xilinx, Inc.	14,100	344,745
		2,700,123
Software - 4.6%
Adobe Systems, Inc. (a)	9,600	307,968
ANSYS, Inc. (a)	7,664	335,147
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	19,493	$ 496,532
Informatica Corp. (a)	13,742	354,544
		1,494,191
TOTAL INFORMATION TECHNOLOGY		7,022,011
MATERIALS - 6.5%
Chemicals - 6.5%
CF Industries Holdings, Inc.	11,300	775,067
Ecolab, Inc.	6,713	317,055
Intrepid Potash, Inc. (a)(c)	13,900	342,774
The Mosaic Co.	13,929	643,102
		2,077,998
TOTAL COMMON STOCKS (Cost $31,965,226)		31,383,770
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Cost $136,001)	3,099	134,741
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.23% (d)	896,495	896,495
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,256,825	1,256,825
TOTAL MONEY MARKET FUNDS (Cost $2,153,320)		2,153,320
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $34,254,547)		33,671,831
NET OTHER ASSETS - (4.9)%		(1,576,759)
NET ASSETS - 100%		$ 32,095,072
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442
Fidelity Securities Lending Cash Central Fund	7,913
Total	$ 8,355
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.9%
Netherlands	1.8%
Ireland	1.7%
Bermuda	1.7%
United Kingdom	1.5%
Canada	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $13,275,370 of which $13,020,263 and $255,107 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,203,641) - See accompanying schedule: Unaffiliated issuers (cost $32,101,227)	$ 31,518,511
Fidelity Central Funds (cost $2,153,320)	2,153,320
Total Investments (cost $34,254,547)		$ 33,671,831
Receivable for investments sold		453,920
Receivable for fund shares sold		47,479
Dividends receivable		22,918
Distributions receivable from Fidelity Central Funds		774
Prepaid expenses		27
Receivable from investment adviser for expense reductions		933
Other receivables		1,397
Total assets		34,199,279

Liabilities
Payable for investments purchased	$ 726,715
Payable for fund shares redeemed	56,033
Accrued management fee	10,687
Distribution fees payable	14,895
Other affiliated payables	9,917
Other payables and accrued expenses	29,135
Collateral on securities loaned, at value	1,256,825
Total liabilities		2,104,207

Net Assets		$ 32,095,072
Net Assets consist of:
Paid in capital		$ 42,909,557
Accumulated net investment loss		(167,848)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,062,993)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(583,644)
Net Assets		$ 32,095,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,105,049 ÷ 1,294,931 shares)	$ 7.80

Maximum offering price per share (100/94.25 of $7.80)	$ 8.28
Class T: Net Asset Value and redemption price per share ($13,295,534 ÷ 1,745,040 shares)	$ 7.62

Maximum offering price per share (100/96.50 of $7.62)	$ 7.90
Class B: Net Asset Value and offering price per share ($3,231,118 ÷ 443,147 shares)A	$ 7.29

Class C: Net Asset Value and offering price per share ($5,066,277 ÷ 694,592 shares)A	$ 7.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($397,094 ÷ 49,535 shares)	$ 8.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 83,514
Interest		2
Income from Fidelity Central Funds (including $7,913 from security lending)		8,355
Total income		91,871

Expenses
Management fee Basic fee	$ 99,681
Performance adjustment	(32,272)
Transfer agent fees	56,798
Distribution fees	89,547
Accounting and security lending fees	6,494
Custodian fees and expenses	6,783
Independent trustees' compensation	87
Registration fees	32,623
Audit	30,049
Legal	115
Miscellaneous	217
Total expenses before reductions	290,122
Expense reductions	(30,403)	259,719
Net investment income (loss)		(167,848)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,558,039
Foreign currency transactions	(1,074)
Capital gain distributions from Fidelity Central Fund	25
Total net realized gain (loss)		3,556,990
Change in net unrealized appreciation (depreciation) on: Investment securities	(867,920)
Assets and liabilities in foreign currencies	381
Total change in net unrealized appreciation (depreciation)		(867,539)
Net gain (loss)		2,689,451
Net increase (decrease) in net assets resulting from operations		$ 2,521,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (167,848)	$ (238,560)
Net realized gain (loss)	3,556,990	1,507,993
Change in net unrealized appreciation (depreciation)	(867,539)	7,214,841
Net increase (decrease) in net assets resulting from operations	2,521,603	8,484,274
Share transactions - net increase (decrease)	(495,878)	(1,538,278)
Total increase (decrease) in net assets	2,025,725	6,945,996

Net Assets
Beginning of period	30,069,347	23,123,351
End of period (including accumulated net investment loss of $167,848 and $0, respectively)	$ 32,095,072	$ 30,069,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42	$ 8.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04) H	(.02) I	(.10)	(.05) J	(.06) K
Net realized and unrealized gain (loss)	.65	1.90	(5.44)	1.62	1.16	.87
Total from investment operations	.62	1.86	(5.46)	1.52	1.11	.81
Distributions from net realized gain	-	-	(1.27)	-	-	-
Net asset value, end of period	$ 7.80	$ 7.18	$ 5.32	$ 12.05	$ 10.53	$ 9.42
Total Return B, C, D	8.64%	34.96%	(50.65)%	14.43%	11.78%	9.41%
Ratios to Average Net Assets F, L
Expenses before reductions	1.45% A	1.68%	1.63%	1.53%	1.62%	1.60%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.30%	1.30%	1.33%
Expenses net of all reductions	1.29% A	1.28%	1.28%	1.29%	1.28%	1.25%
Net investment income (loss)	(.73)% A	(.58)% H	(.21)% I	(.85)%	(.56)% J	(.63)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,105	$ 9,369	$ 6,492	$ 12,665	$ 10,123	$ 7,206
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29	$ 8.52
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.04) I	(.12)	(.08) J	(.08) K
Net realized and unrealized gain (loss)	.64	1.86	(5.34)	1.59	1.15	.85
Total from investment operations	.60	1.81	(5.38)	1.47	1.07	.77
Distributions from net realized gain	-	-	(1.24)	-	-	-
Net asset value, end of period	$ 7.62	$ 7.02	$ 5.21	$ 11.83	$ 10.36	$ 9.29
Total Return B, C, D	8.55%	34.74%	(50.81)%	14.19%	11.52%	9.04%
Ratios to Average Net Assets F, L
Expenses before reductions	1.75% A	2.04%	1.94%	1.88%	1.95%	1.93%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.55%	1.55%	1.58%
Expenses net of all reductions	1.54% A	1.53%	1.53%	1.54%	1.53%	1.50%
Net investment income (loss)	(.98)% A	(.83)% H	(.46)% I	(1.10)%	(.81)% J	(.88)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,296	$ 12,462	$ 9,388	$ 19,144	$ 16,957	$ 16,331
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.59)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07	$ 8.36
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.17)	(.12) J	(.12) K
Net realized and unrealized gain (loss)	.60	1.80	(5.17)	1.55	1.11	.83
Total from investment operations	.55	1.72	(5.25)	1.38	.99	.71
Distributions from net realized gain	-	-	(1.17)	-	-	-
Net asset value, end of period	$ 7.29	$ 6.74	$ 5.02	$ 11.44	$ 10.06	$ 9.07
Total Return B, C, D	8.16%	34.26%	(51.11)%	13.72%	10.92%	8.49%
Ratios to Average Net Assets F, L
Expenses before reductions	2.21% A	2.47%	2.39%	2.28%	2.36%	2.35%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.09%
Expenses net of all reductions	2.04% A	2.03%	2.04%	2.04%	2.03%	2.00%
Net investment income (loss)	(1.48)% A	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J	(1.38)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,231	$ 3,272	$ 3,203	$ 9,082	$ 9,106	$ 9,237
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08	$ 8.37
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08) H	(.08) I	(.18)	(.12) J	(.12) K
Net realized and unrealized gain (loss)	.60	1.79	(5.15)	1.55	1.12	.83
Total from investment operations	.55	1.71	(5.23)	1.37	1.00	.71
Distributions from net realized gain	-	-	(1.19)	-	-	-
Net asset value, end of period	$ 7.29	$ 6.74	$ 5.03	$ 11.45	$ 10.08	$ 9.08
Total Return B, C, D	8.16%	34.00%	(50.99)%	13.59%	11.01%	8.48%
Ratios to Average Net Assets F, L
Expenses before reductions	2.20% A	2.47%	2.38%	2.28%	2.36%	2.34%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.05%	2.05%	2.09%
Expenses net of all reductions	2.04% A	2.03%	2.04%	2.04%	2.03%	2.01%
Net investment income (loss)	(1.48)% A	(1.33)% H	(.96)% I	(1.60)%	(1.31)% J	(1.38)% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,066	$ 4,603	$ 3,703	$ 8,270	$ 7,039	$ 7,791
Portfolio turnover rate G	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%.

K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57	$ 8.73
Income from Investment Operations
Net investment income (loss) D	(.02)	(.02) G	- H, L	(.07)	(.03) I	(.03) J
Net realized and unrealized gain (loss)	.67	1.95	(5.57)	1.66	1.18	.87
Total from investment operations	.65	1.93	(5.57)	1.59	1.15	.84
Distributions from net realized gain	-	-	(1.30)	-	-	-
Net asset value, end of period	$ 8.02	$ 7.37	$ 5.44	$ 12.31	$ 10.72	$ 9.57
Total Return B, C	8.82%	35.48%	(50.59)%	14.83%	12.02%	9.62%
Ratios to Average Net Assets E, K
Expenses before reductions	1.12% A	1.43%	1.33%	1.20%	1.27%	1.28%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.05%	1.05%	1.09%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.04%	1.04%	1.01%
Net investment income (loss)	(.48)% A	(.33)% G	.04% H	(.60)%	(.31)% I	(.38)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 362	$ 338	$ 959	$ 785	$ 522
Portfolio turnover rate F	137% A	301%	276%	177%	173%	213%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.42)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.09)%.

I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Growth Strategies Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,603,602
Gross unrealized depreciation	(3,433,446)
Net unrealized appreciation (depreciation)	$ (829,844)

Tax cost	$ 34,501,675

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,884,569 and $22,856,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in June 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 12,811	$ 72
Class T	.25%	.25%	34,038	263
Class B	.75%	.25%	17,352	13,039
Class C	.75%	.25%	25,346	1,812
			$ 89,547	$ 15,186

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,385
Class T	3,833
Class B*	2,616
Class C*	327
$ 9,161

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,652.32
Class T	25,759.38
Class B	5,661.33
Class C	8,253.33
Institutional Class	473.25
	$ 56,798

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $63 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 7,666
Class T	1.55%	13,857
Class B	2.05%	2,655
Class C	2.05%	3,792
Institutional Class	1.05%	135
		$ 28,105

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,298 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	143,892	919,629	$ 1,146,678	$ 5,364,593
Shares redeemed	(153,085)	(836,417)	(1,207,199)	(5,478,370)
Net increase (decrease)	(9,193)	83,212	$ (60,521)	$ (113,777)
Class T
Shares sold	176,953	499,135	$ 1,370,461	$ 2,905,838
Shares redeemed	(206,336)	(526,092)	(1,593,658)	(3,087,818)
Net increase (decrease)	(29,383)	(26,957)	$ (223,197)	$ (181,980)
Class B
Shares sold	31,794	74,281	$ 238,755	$ 415,963
Shares redeemed	(74,267)	(226,154)	(557,027)	(1,258,027)
Net increase (decrease)	(42,473)	(151,873)	$ (318,272)	$ (842,064)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class C
Shares sold	68,861	121,963	$ 518,702	$ 694,512
Shares redeemed	(57,249)	(175,649)	(421,436)	(983,972)
Net increase (decrease)	11,612	(53,686)	$ 97,266	$ (289,460)
Institutional Class
Shares sold	13,510	35,462	$ 113,417	$ 217,841
Shares redeemed	(13,137)	(48,406)	(104,571)	(328,838)
Net increase (decrease)	373	(12,944)	$ 8,846	$ (110,997)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0710
1.786774.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010